Consolidated Statements of Cashflows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (3,389,209)	$ (2,611,397)
Net loss to net cash used in operating activities:
Stock based compensation	2,077,521	1,592,641
Vesting of deferred stock based compensation	94,150
Stock based finance incentive	379,814
Gain on settlement of debt		(5,000)
Gain on change in fair value of warrant derivative liability	(251,287)
Amortization of debt discount	39,856
Amortization of intangible asset	187,621	185,088
Depreciation	7,826	5,746
Changes in operating assets and liabilities:
Increase (decrease) in accounts receivable	4,945	(3,957)
Increase (decrease) in accrued interest	24,283	(12,262)
Increase (decrease) in accounts payables	(57,572)	(10,662)
Net cash used in operating activities	(882,052)	(859,803)
Cash flows from investing activities
Purchase of fixed assets	0	(1,330)
Purchase of intangible assets	(19,228)	(51,830)
Net cash used in investing activities	(19,228)	(53,160)
Cash flows from financing activities
Payment of dividends	(3,272)
Proceeds from loans payable	15,000
Repayment of loans payable	(26,434)	(5,338)
Repayment of loans payable - related party	(77,940)	(303,068)
Proceeds from loans payable - related party	19,709
Net proceeds from issuance of Series C Preferred Stock	789,000
Proceeds from issuance of convertible notes payable		2,007,578
Net cash provided by financing activities	716,063	1,699,172
Effects of exchange rate changes on cash	178,182	2,227
Net Change in Cash	(7,035)	788,436
Cash - Beginning of Period/Year	62,967	96,602
Cash - End of Period/Year	55,932	885,038
Supplemental information:
Cash paid for interest	6,332	7,804
Cash paid for taxes
Non-cash investing and financing activities
Original issue discount on convertible notes		104,572
Common stock issued for conversion of debt		70,000
Special 2019 Series A Preferred Stock issued from Treasury to related party in satisfaction of debt		60,000
Common stock issued to related party for conversion of Series B Preferred Stock		6,000
Warrant liability	721,275
Declared dividends	$ 16,754